Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Contributed to ESOP	The amounts contributed to the ESOP were $14,000 and $280,000 for the years 2023 and 2022, respectively.
	For the fiscal year ended
	June 30,
	2023	2022
Allocated shares	110,660	117,065
Shares committed to be released	-	463
Unearned shares	-	461
Total ESOP shares	110,660	117,989

Fair value of unearned shares at end of period	$-	$4,000

Schedule of Earnings Per Share	There is no adjustment to net earnings for the calculation of diluted earnings per share. The factors used in the basic and diluted earnings per share computations for the fiscal years ended June 30 follow:
	For the fiscal year ended
	June 30,
	2023	2022
Net income allocated to common shareholders, basic and diluted	$933,000	$1,590,000

EARNINGS PER SHARE	$0.11	$0.19

Weighted average common shares outstanding, basic and diluted	8,131,568	8,213,407

Schedule of Fair Value Measurements of Assets and Liabilities	The following table presents the fair value measurements of assets and liabilities measured at fair value on a recurring basis at June 30, 2023 and 2022. The securities represented are only those classified as available-for sale.
		Fair Value Measurements Using
		Quotes Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2023
Agency mortgage-backed: residential	$12,080	$-	$12,080	$-

2022

Agency mortgage-backed: residential	$10,477	$-	$10,477	$-

Schedule of Financial Instruments	The Company’s financial instruments at June 30, 2023 and 2022 are as follows:
		Fair Value Measurements at
	Carrying	June 30, 2023 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$8,167	$8,167			$8,167
Available-for-sale securities	12,080		$12,080		12,080
Held-to-maturity securities	274		259		259
Loans receivable - net	313,807			$293,530	293,530
Federal Home Loan Bank stock	4,623				n/a
Accrued interest receivable	902		902		902

Financial liabilities
Deposits	$226,309	$88,994	$136,577		$225,571
Federal Home Loan Bank advances	70,087		69,863		69,863
Advances by borrowers for taxes and insurance	793		793		793
Accrued interest payable	70		70		70
		Fair Value Measurements at
	Carrying	June 30, 2022 Using
(in thousands)	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$25,823	$25,823			$25,823
Available-for-sale securities	10,477		$10,477		10,477
Held-to-maturity securities	339		323		323
Loans held for sale	152		153		153
Loans receivable - net	274,583			$271,994	271,994
Federal Home Loan Bank stock	6,498				n/a
Accrued interest receivable	649		649		649

Financial liabilities
Deposits	$239,857	$115,152	$124,682		$239,834
Federal Home Loan Bank advances	34,066		33,688		33,688
Advances by borrowers for taxes and insurance	766		766		766
Accrued interest payable	12		12		12

Schedule of Loans Outstanding	Related Party Transactions: Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2023 and 2022 are summarized as follows:
(in thousands)	2023	2022
Outstanding principal, beginning of year	$688	$1,405
Changes in composition of related parties	-	-
Principal disbursed during the year	-	-
Principal repaid and refinanced during the year	(208)	(717)
Outstanding principal, end of year	$480	$688